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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                         Pioneer Ibbotson Solutions Funds
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Solutions – Conservative Fund

 Pioneer Solutions – Balanced Fund

 Pioneer Solutions – Growth Fund

 (Formerly Pioneer Ibbotson Asset Allocation Series)

         NQ Report | October 31, 2015

 Ticker Symbols:

 Class

 Conservative

 Fund

 Balanced

 Fund

 Growth

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 C

 PICVX

 PIDCX

 GRACX

 R

 PSMRX

 BALRX

 SOGRX

 Y

 IBBCX

 IMOYX

 IBGYX

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Conservative Fund

 Shares

 Value

 MUTUAL FUNDS - 99.2%

 NON-PIONEER FUNDS - 30.3%

 62,522

 Columbia Funds Series Trust I Contrarian Core Fund Class Y

 $ 1,421,750

 289,286

 Doubleline Total Return Bond Fund Class I

   3,147,432

 18,836

 iShares MSCI Emerging Markets Minimum Volatility ETF

   985,876

 16,860

 iShares MSCI India ETF

   480,173

 33,113

 JOHCM Asia Ex-Japan Equity Fund Class IS

   334,771

 40,958

 JPMorgan Intrepid European Fund Class IS

   1,029,684

 18,922

 Market Vectors Vietnam ETF

   320,917

 311,793

 MFS Total Return Bond Fund Class I

   3,336,185

 335,633

 Schroder Total Return Fixed Income Fund Class INV

   3,346,262

 149,538

 T Rowe Price International Funds - European Stock Fund

   3,067,024

 290,356

 Western Asset Core Plus Bond Fund Class IS

   3,359,419

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $21,401,178)

 $ 20,829,493

 PIONEER FUNDS* - 68.9%

 1,560,222

 Pioneer Bond Fund Class K

 $ 15,040,540

 294,843

 Pioneer Dynamic Credit Fund Class Y

   2,765,628

 82,949

 Pioneer Equity Income Fund Class K

   2,856,764

 102,850

 Pioneer Floating Rate Fund Class K

   692,180

 73,616

 Pioneer Fundamental Growth Fund Class K

   1,481,890

 183,387

 Pioneer Global Equity Fund Class K

   2,453,718

 231,466

 Pioneer Global High Yield Fund Class Y

   1,965,149

 132,059

 Pioneer Global Multisector Income Fund Class Y

   1,386,616

 212,438

 Pioneer High Yield Fund Class Y

   1,984,172

 136,335

 Pioneer International Value Fund Class Y

   2,843,955

 192,660

 Pioneer Long/Short Bond Fund Class Y

   1,895,774

 194,009

 Pioneer Long/Short Opportunistic Credit Fund Class Y

   1,891,588

 46,862

 Pioneer Real Estate Shares Class Y

   1,399,782

 234,920

 Pioneer Short Term Income Fund Class K

   2,248,184

 627,199

 Pioneer Strategic Income Fund Class K

   6,560,502

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $47,240,537)

 $ 47,466,442

 TOTAL MUTUAL FUNDS

 (Cost $68,641,715)

 $ 68,295,935

 Principal Amount ($)

 PURCHASED PUT OPTIONS -  0.0%†

 724,135

 Put USD/Call INR @ 63.25, 2/1/16

 $ 981

 TOTAL PURCHASED PUT OPTIONS

 (Premiums paid $17,017)

 $ 981

 Contracts

 EXCHANGE-TRADED PURCHASED PUT OPTIONS -  0.0%†

 12

 Russell 2000 Index @ 1,060, 3/18/16

 $ 31,860

 TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS

 (Premiums paid $70,116)

 $ 31,860

 TOTAL INVESTMENTS IN SECURITIES - 99.2%

 (Cost $68,728,848) (a)

 $ 68,328,776

 EXCHANGE-TRADED WRITTEN PUT OPTIONS -  (0.0)% ††

 (12)

 Russell 2000 Index @ 950, 3/18/16

 $  (12,360)

 TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS

 (Premiums received $(31,836))

 $  (12,360)

 0.0%

 $ (12,360)

 OTHER ASSETS AND LIABILITIES - 0.8%

 $ 528,063

 TOTAL NET ASSETS - 100.0%

 $ 68,844,479

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to less than 0.1%.

 ††

 Amount rounds to greater than (0.1)%.

 (a)

 At October 31, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $68,973,064 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value

 $ 1,057,900

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (1,702,188)

 Net unrealized depreciation

 $ (644,288)

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Conservative Fund (continued)

 INFLATION RATE SWAP AGREEMENTS

 Net

 Annual

 Unrealized

 Notional

 Pay/

 Fixed

 Expiration

 Appreciation

 Principal ($)

 Counterparty

 Receive

 Index

 Rate

 Date

 (Depreciation)

 EUR

 2,400,000

 Goldman Sachs International

 Receive

 EUCPI

 1.3250%

 3/11/25

 $(16,017)

 EUR

 2,400,000

 Goldman Sachs International

 Pay

 EUCPI

 0.9500%

 3/11/20

  9,542

 EUR

 1,200,000

 Goldman Sachs International

 Receive

 EUCPI

 1.3450%

 3/13/25

   (10,781)

 EUR

 1,200,000

 Goldman Sachs International

 Pay

 EUCPI

 0.9550%

 3/13/20

   5,113

 $ (12,143)

 EUCPI                      Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Annual

 Premiums

 Net

 Unrealized

 Notional

 Pay/

 Floating

 Fixed

 Expiration

 Paid

 Appreciation

 Principal ($)

 Counterparty

 Receive

 Rate

 Rate

 Date

 (Received)

 (Depreciation)

 EUR

 224,029

 London

 Clearing House

 Receive

 EURIBOR 6 Month

 0.694%

 2/10/25

 $ –

 $ 1,720

 GBP

 280,524

 London

 Clearing House

 Receive

 LIBOR GBP 6 Month

 2.340%

 2/18/45

   –

   (5,675)

 GBP

 213,724

 London

 Clearing House

 Receive

 LIBOR GBP 6 Month

 2.505%

 3/13/45

   –

   (9,534)

 JPY

 30,199,918

 London

 Clearing House

 Pay

 LIBOR JPY 6 Month

 2.070%

 3/13/45

   –

   3,572

 JPY

 40,514,700

 London

 Clearing House

 Pay

 LIBOR JPY 6 Month

 2.164%

 2/18/45

   –

   8,448

 SEK

 2,127,723

 London

 Clearing House

 Pay

 LIBOR SEK 3 Month

 0.981%

 2/10/25

   –

   (4,119)

 2,137,675

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.628%

 5/09/18

   –

   (20,646)

 3,431,606

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.577%

 5/14/18

   –

   (29,341)

 6,870,576

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.247%

 5/15/17

   –

   25,832

 3,629,578

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.462%

 5/02/18

   –

   (23,869)

 7,259,157

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.153%

 5/02/17

   –

   21,669

 4,267,979

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.300%

 5/09/17

   –

   18,532

 $ –

 $ (13,411)

NOTE:                      Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EUR           Euro

GBP           British Pound Sterling

JPY         Japanese Yen

SEK           Swedish Krona

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Conservative Fund (continued)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $ 68,295,935

 $ –

 $ –

 $ 68,295,935

 Purchased Put Options

   –

   981

   –

   981

 Exchange-Traded Purchased

 Put Options

   31,860

   –

   –

   31,860

 Total

 $ 68,327,795

 $ 981

 $ –

 $ 68,328,776

 Other Financial Instruments

 Net Unrealized Depreciation

 on Inflation Swaps

 $ –

 $ (12,143)

 $ –

 $ (12,143)

 Net Unrealized Depreciation

 on Interest Rate Swaps

   –

   (13,411)

   –

   (13,411)

 Net Unrealized Appreciation on

 Exchange-Traded Written

 Put Options

   19,476

   -

   –

   19,476

 Total Other

 Financial Instruments

 $ 19,476

 $ (25,554)

 $ –

 $ (6,078)

 During the three months ended October 31, 2015, there were no transfers between Levels 1, 2, and 3.

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Balanced Fund

 Shares

 Value

 MUTUAL FUNDS - 99.7%

 NON-PIONEER FUNDS - 31.6%

 92,711

 Aston/Fairpointe Mid Cap Fund Class I

 $ 3,564,738

 188,952

 Columbia Funds Series Trust I Contrarian Core Fund Class Y

   4,296,768

 869,109

 Doubleline Total Return Bond Fund Class I

   9,455,906

 116,892

 iShares MSCI Canada ETF

   2,782,030

 56,775

 iShares MSCI Emerging Markets Minimum Volatility ETF

   2,971,603

 52,079

 iShares MSCI India ETF

   1,483,210

 139,720

 JOHCM Asia Ex-Japan Equity Fund Class IS

   1,412,567

 203,947

 JPMorgan Intrepid European Fund Class IS

   5,127,228

 57,034

 Market Vectors Vietnam ETF

   967,297

 667,731

 MFS Total Return Bond Fund Class I

   7,144,722

 236,894

 Oak Ridge Small Cap Growth Fund Class K

   8,852,729

 460,634

 T Rowe Price International Funds - European Stock Fund

   9,447,603

 618,269

 Western Asset Core Plus Bond Fund Class IS

   7,153,372

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $67,905,702)

 $ 64,659,773

 PIONEER FUNDS* - 68.1%

 2,309,360

 Pioneer Bond Fund Class K

 $ 22,262,230

 495,230

 Pioneer Core Equity Fund Class Y

   8,671,477

 793,446

 Pioneer Dynamic Credit Fund Class Y

   7,442,526

 117,273

 Pioneer Fund Class Y

   4,291,016

 575,972

 Pioneer Fundamental Growth Fund Class K

   11,594,316

 1,200,077

 Pioneer Global Equity Fund Class K

   16,057,030

 577,246

 Pioneer Global High Yield Fund Class Y

   4,900,819

 399,143

 Pioneer Global Multisector Income Fund Class Y

   4,191,001

 435,573

 Pioneer High Yield Fund Class Y

   4,068,249

 1,204,839

 Pioneer International Value Fund Class Y

   25,132,949

 601,957

 Pioneer Long/Short Bond Fund Class Y

   5,923,257

 75,246

 Pioneer Mid Cap Value Fund Class K

   1,908,991

 606,171

 Pioneer Long/Short Opportunistic Credit Fund Class Y

   5,910,167

 149,770

 Pioneer Real Estate Shares Class Y

   4,473,615

 106,687

 Pioneer Select Mid Cap Growth Fund Class K

   4,047,705

 812,196

 Pioneer Strategic Income Fund Class K

   8,495,570

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $130,246,291)

 $ 139,370,918

 TOTAL MUTUAL FUNDS

 (Cost $198,151,993)

 $ 204,030,691

 Principal Amount ($)

 PURCHASED PUT OPTIONS -  0.0%†

 2,182,463

 Put USD/Call INR @ 63.25, 2/1/16

 $ 2,957

 TOTAL PURCHASED PUT OPTIONS

 (Premiums paid $51,288)

 $ 2,957

 Contracts

 EXCHANGE-TRADED PURCHASED PUT OPTIONS -  0.1%

 55

 Russell 2000 Index @ 1,060, 3/18/16

 $ 146,025

 TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS

 (Premiums paid $321,364)

 $ 146,025

 TOTAL INVESTMENTS IN SECURITIES - 99.8%

 (Cost $198,524,645) (a)

 $ 204,179,673

 EXCHANGE-TRADED WRITTEN PUT OPTIONS -  (0.0)%††

 (55)

 Russell 2000 Index @ 950, 3/18/16

 $  (56,650)

 TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS

 (Premiums received $(145,913))

 $  (56,650)

 0.0%

 $ (56,650)

 OTHER ASSETS AND LIABILITIES - 0.2%

 $ 535,510

 TOTAL NET ASSETS - 100.0%

 $ 204,658,533

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to less than 0.1%.

 ††

 Amount rounds to greater than (0.1)%.

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Balanced Fund (continued)

 (a)

 At October 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $200,076,693 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value

 $ 10,935,424

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (6,832,444)

 Net unrealized appreciation

 $ 4,102,980

 INFLATION RATE SWAP AGREEMENTS

 Annual

 Net

 Unrealized

 Notional

 Pay/

 Fixed

 Expiration

 Appreciation

 Principal ($)

 Counterparty

 Receive

 Index

 Rate

 Date

 (Depreciation)

 EUR

 7,400,000

 Goldman Sachs International

 Receive

 EUCPI

  1.3250%

 3/11/25

 $ (49,385)

 EUR

 7,400,000

 Goldman Sachs International

 Pay

 EUCPI

  0.9500%

 3/11/20

   29,422

 EUR

 3,700,000

 Goldman Sachs International

 Receive

 EUCPI

  1.3450%

 3/13/25

   (33,243)

 EUR

 3,700,000

 Goldman Sachs International

 Pay

 EUCPI

 0.9550%

 3/13/20

   15,764

 $ (37,442)

 EUCPI                      Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Premiums

 Net

 Unrealized

 Notional

 Pay/

 Floating

 Annual

 Expiration

 Paid

 Appreciation

 Principal ($)

 Counterparty

 Receive

 Rate

 Fixed Rate

 Date

 (Received)

 (Depreciation)

 EUR

 677,667

 London

 Clearing House

 Receive

 EURIBOR 6 Month

 0.694%

 2/10/25

  $ –

  $ 5,204

 GBP

 849,873

 London

 Clearing House

 Receive

 LIBOR GBP 6 Month

 2.340%

 2/18/45

   –

   (17,193)

 GBP

 651,797

 London

 Clearing House

 Receive

 LIBOR GBP 6 Month

 2.505%

 3/13/45

   –

   (29,077)

 JPY

 92,086,625

 London

 Clearing House

 Pay

 LIBOR JPY 6 Month

 2.070%

 3/13/45

   –

   10,891

 JPY

 123,025,291

 London

 Clearing House

 Pay

 LIBOR JPY 6 Month

 2.164%

 2/18/45

   –

   25,654

 SEK

 6,482,000

 London

 Clearing House

 Pay

 LIBOR SEK 3 Month

 0.981%

 2/10/25

   –

   (12,548)

 6,515,753

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.628%

 5/09/18

   –

   (62,932)

 10,457,931

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.577%

 5/14/18

   –

   (89,417)

 20,938,303

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.247%

 5/15/17

   –

   78,724

 11,140,420

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.462%

 5/02/18

   –

   (73,264)

 22,280,841

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.153%

 5/02/17

   –

   66,510

 13,009,038

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.300%

 5/09/17

   –

   56,488

  $ –

  $ (40,960)

NOTE:                      Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EUR           Euro

GBP           British Pound Sterling

JPY         Japanese Yen

SEK           Swedish Krona

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Balanced Fund (continued)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $ 204,030,691

 $ –

 $ –

 $ 204,030,691

 Purchased Put Options

   –

   2,957

   –

   2,957

 Exchange-Traded Purchased

 Put Options

   146,025

   –

   –

   146,025

 Total

 $ 204,176,716

 $ 2,957

 $ –

 $ 204,179,673

 Other Financial Instruments

 Net Unrealized Depreciation

 on Inflation Swaps

 $ –

 $ (37,442)

 $ –

 $ (37,442)

 Net Unrealized Depreciation

 on Interest Rate Swaps

   –

   (40,960)

   –

   (40,960)

 Net Unrealized Appreciation on

 Exchange-Traded Written

 Put Options

   89,263

   –

   –

   89,263

 Total Other

 Financial Instruments

 $ 89,263

 $ (78,402)

 $ –

 $ 10,861

 During the three months ended October 31, 2015, there were no transfers between Levels 1, 2, and 3.

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Growth Fund

 Shares

 Value

 MUTUAL FUNDS - 99.2%

 NON-PIONEER FUNDS - 28.5%

 214,547

 Aston/Fairpointe Mid Cap Fund Class I

 $ 8,249,332

 592,984

 Columbia Funds Series Trust I Contrarian Core Fund Class Y

   13,484,456

 642,554

 Doubleline Total Return Bond Fund Class I

   6,990,987

 295,280

 iShares MSCI Canada ETF

   7,027,664

 95,504

 iShares MSCI Emerging Markets Minimum Volatility ETF

   4,998,679

 89,220

 iShares MSCI India ETF

   2,540,986

 304,126

 JOHCM Asia Ex-Japan Equity Fund Class IS

   3,074,718

 671,769

 JPMorgan Intrepid European Fund Class IS

   16,888,273

 95,940

 Market Vectors Vietnam ETF

   1,627,142

 478,461

 Oak Ridge Small Cap Growth Fund Class K

   17,880,088

 824,702

 T Rowe Price International Funds - European Stock Fund

   16,914,638

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $104,885,815)

 $ 99,676,963

 PIONEER FUNDS* - 70.7%

 2,934,921

 Pioneer Bond Fund Class K

 $ 28,292,639

 1,247,982

 Pioneer Core Equity Fund Class Y

   21,852,160

 485,961

 Pioneer Fund Class Y

   17,781,299

 1,179,883

 Pioneer Fundamental Growth Fund Class K

   23,751,045

 2,685,410

 Pioneer Global Equity Fund Class K

   35,930,786

 405,895

 Pioneer Global Multisector Income Fund Class Y

   4,261,897

 2,336,636

 Pioneer International Value Fund Class Y

   48,742,235

 1,027,637

 Pioneer Long/Short Bond Fund Class Y

   10,111,948

 1,034,831

 Pioneer Long/Short Opportunistic Credit Fund Class Y

   10,089,602

 559,470

 Pioneer Mid-Cap Value Fund Class K

   14,193,754

 378,259

 Pioneer Real Estate Shares Class Y

   11,298,591

 234,082

 Pioneer Select Mid Cap Growth Fund Class K

   8,881,071

 1,144,336

 Pioneer Strategic Income Fund Class K

   11,969,755

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $222,810,948)

 $ 247,156,782

 TOTAL MUTUAL FUNDS

 (Cost $327,696,763)

 $ 346,833,745

 Principal Amount (S)

 PURCHASED PUT OPTIONS -  0.0%†

 3,580,446

 Put USD/Call INR @ 63.25, 2/1/16

 $ 4,851

 TOTAL PURCHASED PUT OPTIONS

 (Premiums paid $84,140)

 $ 4,851

 Contracts

 Value

 EXCHANGE-TRADED PURCHASED PUT OPTIONS -  0.2%

 187

 Euro Stoxx 50 @ 3,050, 12/18/15

 $ 33,652

 187

 Euro Stoxx 50 @ 3,325, 12/18/15

   135,533

 89

 Russell 2000 Index @ 1,200, 3/18/16

   694,645

 TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS

 (Premiums received $912,478)

 $ 863,830

 (0.1)%

 $ (367,591)

 TOTAL INVESTMENTS IN SECURITIES - 99.4%

 (Cost $328,693,381) (a)

 $ 347,702,426

 EXCHANGE-TRADED WRITTEN PUT OPTIONS -  (0.1)%

 (187)

 Euro Stoxx 50 @ 2,750, 12/18/15

 $ (8,645)

 (187)

 Euro Stoxx 50 @ 3,050, 12/18/15

   (33,652)

 (89)

 Russell 2000 Index @ 1,100, 3/18/16

   (325,295)

 TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS

 (Premiums received $(413,715))

 $ (367,592)

 (0.1)%

 $ (367,591)

 OTHER ASSETS AND LIABILITIES - 0.7%

 $ 2,390,431

 TOTAL NET ASSETS - 100.0%

 $ 349,725,265

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to less than 0.1%.

 (a)

 At October 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $329,287,813 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value

 $ 27,665,779

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (9,251,166)

 Net unrealized appreciation

 $ 18,414,613

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Growth Fund (continued)

 INFLATION RATE SWAP AGREEMENTS

 Net

 Annual

 Unrealized

 Notional

 Pay/

 Fixed

 Expiration

 Appreciation

 Principal ($)

 Counterparty

 Receive

 Index

 Rate

 Date

 (Depreciation)

 EUR

 12,300,000

 Goldman Sachs International

 Receive

 EUCPI

 1.3250%

 3/11/25

 $ (82,085)

 EUR

 12,300,000

 Goldman Sachs International

 Pay

 EUCPI

 0.9500%

 3/11/20

   48,903

 EUR

 6,150,000

 Goldman Sachs International

 Receive

 EUCPI

 1.3450%

 3/13/25

   (55,255)

 EUR

 6,150,000

 Goldman Sachs International

 Pay

 EUCPI

 0.9550%

 3/13/20

   26,202

 $ (62,235)

 EUCPI                      Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Net

 Premiums

 Unrealized

 Notional

 Pay/

 Floating

 Annual

 Expiration

 Paid

 Appreciation

 Principal ($)

 Counterparty

 Receive

 Rate

 Fixed Rate

 Date

 (Received)

 (Depreciation)

 EUR

 1,116,002

 London

 Clearing House

 Receive

 EURIBOR 6 Month

 0.694%

 2/10/25

 $ –

 $ 8,570)

 GBP

 1,403,875

 London

 Clearing House

 Receive

 LIBOR GBP 6 Month

 2.340%

 2/18/45

   –

   (28,401)

 GBP

 1,078,441

 London

 Clearing House

 Receive

 LIBOR GBP 6 Month

 2.505%

 3/13/45

   –

   (48,110)

 JPY

 152,391,091

 London

 Clearing House

 Pay

 LIBOR JPY 6 Month

 2.070%

 3/13/45

   –

   18,023

 JPY

 202,884,872

 London

 Clearing House

 Pay

 LIBOR JPY 6 Month

 2.164%

 2/18/45

   –

   42,307

 SEK

 10,599,294

 London

 Clearing House

 Pay

 LIBOR SEK 3 Month

 0.981%

 2/10/25

   –

   (20,518)

 10,878,870

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.628%

 5/09/18

   –

   (105,072)

 17,470,892

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.577%

 5/14/18

   –

   (149,380)

 34,979,275

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.247%

 5/15/17

   –

   131,515

 18,724,707

 London

 Clearing House

 Receive

 LIBOR USD 3 Month

 1.462%

 5/02/18

   –

   (123,141)

 37,449,415

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.153%

 5/02/17

   –

   111,790

 21,720,226

 London

 Clearing House

 Pay

 LIBOR USD 3 Month

 1.300%

 5/09/17

   –

   94,314

 $ –

 $ (68,103)

NOTE:                      Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EUR           Euro

GBP           British Pound Sterling

JPY         Japanese Yen

SEK           Swedish Krona

 Schedule of Investments | 10/31/15 (unaudited)

 Pioneer Solutions - Growth Fund (continued)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $ 346,833,745

 $ –

 $ –

 $ 346,833,745

 Purchased Put Options

  –

  4,851

  –

  4,851

 Exchange Traded Purchased

 Put Options

   863,830

   –

   –

   863,830

 Total

 $ 347,697,575

 $ 4,851

 $ –

 $ 347,702,426

 Other Financial Instruments

 Net Unrealized Depreciation

 on Inflation Swaps

 $ –

 $ (62,235)

 $ –

 $ (62,235)

 Net Unrealized Depreciation

 on Interest Rate Swaps

   –

   (68,103)

   –

   (68,103)

 Net Unrealized Appreciation on

 Exchange-Traded Written

 Put Options

   46,123

   –

   –

   46,123

 Total Other

 Financial Instruments

 $ 46,123

 $ (130,338)

 $ –

 $ (84,215)

 During the three months ended October 31, 2015, there were no transfers between Levels 1, 2, and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Solutions Funds By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date December 21, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date December 21, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date December 21, 2015 * Print the name and title of each signing officer under his or her signature.